Condensed Consolidating Financial Information (Details Textuals) (6 1/2% senior notes [Member])	Jun. 30, 2011	Jun. 01, 2011
6 1/2% senior notes [Member]
Debt Instrument [Line Items]
Interest rate	6.50%	6.50%